Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Products	¥ 2,012,243	¥ 1,749,415
Work in process	547,810	350,308
Raw materials	1,107,558	644,779
Supplies and other	153,745	143,526
Total	¥ 3,821,356	¥ 2,888,028